UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2008

Item 1.  Schedule of Investments

INVESTMENT PORTFOLIO
August 31, 2008 (Unaudited)	Columbia High Yield Opportunity Fund

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 90.2%
BASIC MATERIALS — 8.0%
Chemicals — 2.9%
Agricultural Chemicals — 0.9%
Mosaic Co.
	7.625% 12/01/16(b)		1,780,000	1,871,903
Terra Capital, Inc.
	7.000% 02/01/17		1,275,000	1,239,938
				3,111,841
Chemicals-Diversified — 1.4%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	800,000	1,026,935
	7.875% 11/15/14		1,665,000	1,548,450
Ineos Group Holdings PLC
	8.500% 02/15/16(b)		1,920,000	1,228,800
NOVA Chemicals Corp.
	6.500% 01/15/12		1,500,000	1,376,250
				5,180,435
Chemicals-Specialty — 0.6%
Chemtura Corp.
	6.875% 06/01/16		1,475,000	1,246,375
MacDermid, Inc.
	9.500% 04/15/17(b)		1,015,000	928,725
				2,175,100
Chemicals Total				10,467,376
Forest Products & Paper — 1.7%
Paper & Related Products — 1.7%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		1,870,000	766,700
Domtar Corp.
	7.125% 08/15/15		1,915,000	1,847,975
Georgia-Pacific Corp.
	8.000% 01/15/24		1,645,000	1,505,175
NewPage Corp.
	10.000% 05/01/12		755,000	732,350
	12.000% 05/01/13		795,000	743,325
NewPage Holding Corp.
	PIK,
	9.986% 11/01/13(c)		560,000	519,400
				6,114,925
Forest Products & Paper Total				6,114,925

1

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 1.0%
Steel-Producers — 1.0%
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	2,240,000	2,186,800
United States Steel Corp.
	7.000% 02/01/18	1,695,000	1,659,540
			3,846,340
Iron/Steel Total			3,846,340
Metals & Mining — 2.4%
Diversified Minerals — 0.7%
FMG Finance Ltd.
	10.625% 09/01/16(b)	2,365,000	2,648,800
			2,648,800
Metal-Diversified — 1.4%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	4,605,000	4,881,300
			4,881,300
Mining Services — 0.3%
Noranda Aluminium Holding Corp.
	PIK,
	8.578% 11/15/14(c)	1,365,000	1,085,175
			1,085,175
Metals & Mining Total			8,615,275
BASIC MATERIALS TOTAL			29,043,916
COMMUNICATIONS — 17.7%
Media — 6.0%
Cable TV — 2.8%
Cablevision Systems Corp.
	8.000% 04/15/12	1,540,000	1,524,600
Charter Communications Holdings I LLC
	11.000% 10/01/15	1,120,000	859,600
Charter Communications Holdings II LLC
	10.250% 09/15/10	935,000	897,600
CSC Holdings, Inc.
	7.625% 04/01/11	2,170,000	2,180,850
DirecTV Holdings LLC
	6.375% 06/15/15	2,090,000	1,969,825
EchoStar DBS Corp.
	6.625% 10/01/14	1,935,000	1,780,200

2

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Cable TV — (continued)
	7.125% 02/01/16	1,000,000	920,000
			10,132,675
Multimedia — 1.0%
Lamar Media Corp.
	6.625% 08/15/15	1,900,000	1,683,875
Quebecor Media, Inc.
	7.750% 03/15/16	2,205,000	2,072,700
			3,756,575
Publishing-Books — 0.5%
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	2,280,000	1,949,400
			1,949,400
Publishing-Periodicals — 1.2%
Dex Media, Inc.
	(d) 11/15/13
	(9.000% 11/15/08)	1,230,000	713,400
Idearc, Inc.
	8.000% 11/15/16	2,295,000	1,038,488
Penton Media, Inc.
	7.799% 02/01/14(c)(e)	1,000,000	690,000
R.H. Donnelley Corp.
	8.875% 01/15/16	1,620,000	850,500
	8.875% 10/15/17	2,085,000	1,073,775
			4,366,163
Radio — 0.3%
CMP Susquehanna Corp.
	9.875% 05/15/14	1,405,000	878,125
			878,125
Television — 0.2%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	1,030,000	762,200
			762,200
Media Total			21,845,138
Telecommunication Services — 11.7%
Cellular Telecommunications — 3.8%
Cricket Communications, Inc.
	9.375% 11/01/14	2,390,000	2,369,088
Digicel Group Ltd.
	8.875% 01/15/15(b)	2,365,000	2,220,262

3

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Cellular Telecommunications — (continued)
MetroPCS Wireless, Inc.
	9.250% 11/01/14		2,535,000	2,512,819
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)		855,000	783,351
Rural Cellular Corp.
	5.682% 06/01/13(c)		1,165,000	1,188,300
	8.551% 11/01/12(c)		1,315,000	1,341,300
US Unwired, Inc.
	10.000% 06/15/12		945,000	992,250
Wind Acquisition Financial SA
	PIK,
	10.035% 12/21/11(c)(e)		2,713,114	2,543,544
				13,950,914
Satellite Telecommunications — 1.6%
Inmarsat Finance II PLC
	(d) 11/15/12
	(10.375% 11/15/08)		1,200,000	1,222,500
Inmarsat Finance PLC
	7.625% 06/30/12		650,000	655,688
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16		3,910,000	4,100,612
				5,978,800
Telecommunication Equipment — 0.5%
Lucent Technologies, Inc.
	6.450% 03/15/29		2,405,000	1,671,475
				1,671,475
Telecommunication Services — 1.9%
Hellas Telecommunications Luxembourg II
	8.541% 01/15/15(b)(c)		900,000	603,000
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	1,030,000	1,367,510
	8.875% 05/01/16(b)		1,250,000	1,203,125
Syniverse Technologies, Inc.
	7.750% 08/15/13		790,000	742,600
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		1,500,000	1,520,625
West Corp.
	11.000% 10/15/16		1,690,000	1,322,425
				6,759,285

4

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telephone-Integrated — 3.9%
Cincinnati Bell, Inc.
	8.375% 01/15/14		1,500,000	1,419,375
Citizens Communications Co.
	7.875% 01/15/27		2,145,000	1,844,700
Hawaiian Telcom Communications, Inc.
	9.750% 05/01/13		1,000,000	275,000
Qwest Communications International, Inc.
	7.500% 02/15/14		1,780,000	1,619,800
Qwest Corp.
	7.500% 10/01/14		850,000	788,375
	7.500% 06/15/23		3,140,000	2,621,900
	8.875% 03/15/12		605,000	609,538
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	1,370,000	1,565,499
	9.125% 08/15/16		1,000,000	952,500
Windstream Corp.
	8.625% 08/01/16		2,540,000	2,514,600
				14,211,287
Telecommunication Services Total				42,571,761
COMMUNICATIONS TOTAL				64,416,899
CONSUMER CYCLICAL — 12.8%
Apparel — 0.7%
Apparel Manufacturers — 0.7%
Levi Strauss & Co.
	9.750% 01/15/15		2,710,000	2,442,388
				2,442,388
Apparel Total				2,442,388
Auto Manufacturers — 0.9%
Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.
	7.450% 07/16/31		1,805,000	929,575
General Motors Corp.
	8.375% 07/15/33		4,810,000	2,380,950
				3,310,525
Auto Manufacturers Total				3,310,525
Auto Parts & Equipment — 2.0%
Auto/Truck Parts & Equipment-Original — 1.3%
ArvinMeritor, Inc.
	8.125% 09/15/15		1,090,000	904,700

5

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — (continued)
Auto/Truck Parts & Equipment-Original — (continued)
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12		1,170,000	947,700
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(b)	EUR	1,290,000	1,343,671
TRW Automotive, Inc.
	7.000% 03/15/14(b)		1,650,000	1,452,000
				4,648,071
Auto/Truck Parts & Equipment-Replacement — 0.3%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		1,340,000	1,159,100
				1,159,100
Rubber-Tires — 0.4%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11		423,000	435,690
	9.000% 07/01/15		1,038,000	1,066,545
				1,502,235
Auto Parts & Equipment Total				7,309,406
Distribution/Wholesale — 0.2%
Nebraska Book Co., Inc.
	8.625% 03/15/12		1,000,000	817,500
				817,500
Distribution/Wholesale Total				817,500
Entertainment — 0.9%
Music — 0.8%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)		1,065,000	953,175
WMG Acquisition Corp.
	7.375% 04/15/14		1,440,000	1,137,600
WMG Holdings Corp.
	(d) 12/15/14
	(9.500% 12/15/09)		1,325,000	799,969
				2,890,744

6

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — (continued)
Resorts/Theme Parks — 0.1%
Six Flags, Inc.
	9.625% 06/01/14	950,000	536,750
			536,750
Entertainment Total			3,427,494
Home Builders — 0.1%
Building-Residential/Commercial — 0.1%
KB Home
	5.875% 01/15/15	435,000	356,700
			356,700
Home Builders Total			356,700
Home Furnishings — 0.3%
Simmons Co.
	8.345% 02/15/12(e)	1,700,000	986,000
			986,000
Home Furnishings Total			986,000
Leisure Time — 0.2%
Cruise Lines — 0.2%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	985,000	881,575
			881,575
Leisure Time Total			881,575
Lodging — 4.1%
Casino Hotels — 3.0%
Boyd Gaming Corp.
	6.750% 04/15/14	500,000	386,250
	7.125% 02/01/16	1,000,000	757,500
Greektown Holdings LLC
	10.750% 12/01/13(b)(f)	850,000	641,750
Harrah’s Operating Co., Inc.
	10.750% 02/01/16(b)	2,165,000	1,455,962
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,225,000	869,750
Majestic Star LLC
	9.750% 01/15/11	3,195,000	327,488
MGM Mirage
	7.500% 06/01/16	4,350,000	3,545,250
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	1,235,000	957,125

7

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Casino Hotels — (continued)
Snoqualmie Entertainment Authority
	6.875% 02/01/14(b)(c)	280,000	205,100
	9.125% 02/01/15(b)	1,235,000	904,637
Station Casinos, Inc.
	6.625% 03/15/18	1,985,000	823,775
			10,874,587
Gambling (Non-Hotel) — 1.1%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	2,580,000	1,883,400
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	2,000,000	1,934,840
			3,818,240
Lodging Total			14,692,827
Retail — 3.0%
Retail-Apparel/Shoe — 0.5%
Hanesbrands, Inc.
	6.508% 12/15/14(c)	935,000	808,775
Phillips-Van Heusen Corp.
	7.250% 02/15/11	425,000	425,000
	8.125% 05/01/13	565,000	572,063
			1,805,838
Retail-Automobiles — 0.6%
AutoNation, Inc.
	4.791% 04/15/13(c)	365,000	301,125
	7.000% 04/15/14	640,000	553,600
KAR Holdings, Inc.
	10.000% 05/01/15	1,470,000	1,238,475
			2,093,200
Retail-Discount — 0.3%
Dollar General Corp.
	PIK,
	11.875% 07/15/17	1,000,000	945,000
			945,000
Retail-Drug Stores — 0.6%
Rite Aid Corp.
	8.625% 03/01/15	1,000,000	645,000
	9.375% 12/15/15	2,215,000	1,428,675
			2,073,675

8

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Retail-Major Department Stores — 0.3%
Saks, Inc.
	9.875% 10/01/11	1,110,000	1,112,775
			1,112,775
Retail-Propane Distributors — 0.5%
AmeriGas Partners LP
	7.125% 05/20/16	1,220,000	1,134,600
	7.250% 05/20/15	935,000	885,912
			2,020,512
Retail-Video Rental — 0.2%
Blockbuster, Inc.
	9.000% 09/01/12	1,000,000	792,500
			792,500
Retail Total			10,843,500
Textiles — 0.4%
Textile-Products — 0.4%
INVISTA
	9.250% 05/01/12(b)	1,310,000	1,301,813
			1,301,813
Textiles Total			1,301,813
CONSUMER CYCLICAL TOTAL			46,369,728
CONSUMER NON-CYCLICAL — 13.8%
Agriculture — 0.2%
Tobacco — 0.2%
Reynolds American, Inc.
	7.625% 06/01/16	740,000	767,365
Agriculture Total			767,365
Beverages — 0.6%
Beverages-Non-Alcoholic — 0.3%
Cott Beverages, Inc.
	8.000% 12/15/11	1,180,000	991,200
			991,200
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc.
	8.125% 01/15/12	1,100,000	1,100,000
			1,100,000
Beverages Total			2,091,200

9

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Biotechnology — 0.4%
Medical-Biomedical/Gene — 0.4%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	1,485,000	1,485,000
			1,485,000
Biotechnology Total			1,485,000
Commercial Services — 3.2%
Commercial Services — 0.8%
ARAMARK Corp.
	8.500% 02/01/15	1,440,000	1,450,800
Iron Mountain, Inc.
	8.000% 06/15/20	1,620,000	1,575,450
			3,026,250
Commercial Services-Finance — 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	1,025,000	763,625
			763,625
Funeral Services & Related Items — 0.6%
Service Corp. International
	6.750% 04/01/16	835,000	768,200
	7.000% 06/15/17	1,500,000	1,398,750
	7.375% 10/01/14	135,000	131,625
			2,298,575
Private Corrections — 0.6%
Corrections Corp. of America
	6.250% 03/15/13	1,345,000	1,318,100
GEO Group, Inc.
	8.250% 07/15/13	700,000	707,000
			2,025,100
Rental Auto/Equipment — 1.0%
Ashtead Holdings PLC
	8.625% 08/01/15(b)	1,390,000	1,237,100
Rental Service Corp.
	9.500% 12/01/14	1,800,000	1,440,000
United Rentals North America, Inc.
	6.500% 02/15/12	965,000	861,262
			3,538,362
Commercial Services Total			11,651,912

10

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — 2.2%
Food-Dairy Products — 0.3%
Dean Foods Co.
	7.000% 06/01/16	1,365,000	1,262,625
			1,262,625
Food-Meat Products — 0.3%
Smithfield Foods, Inc.
	7.750% 07/01/17	1,080,000	966,600
			966,600
Food-Miscellaneous/Diversified — 1.6%
Del Monte Corp.
	6.750% 02/15/15	1,000,000	940,000
	8.625% 12/15/12	500,000	505,000
Dole Food Co., Inc.
	8.625% 05/01/09	1,100,000	1,086,250
Pinnacle Foods Finance LLC
	9.250% 04/01/15	2,310,000	2,009,700
Reddy Ice Holdings, Inc.
	(d) 11/01/12
	(10.500% 11/01/08)	1,420,000	1,157,300
			5,698,250
Food Total			7,927,475
Healthcare Products — 1.5%
Medical Products — 1.5%
Biomet, Inc.
	11.625% 10/15/17	2,960,000	3,111,700
	PIK,
	10.375% 10/15/17	2,170,000	2,278,500
			5,390,200
Healthcare Products Total			5,390,200
Healthcare Services — 3.7%
Dialysis Centers — 0.5%
DaVita, Inc.
	7.250% 03/15/15	1,940,000	1,908,475
			1,908,475
Medical-Hospitals — 2.9%
Community Health Systems, Inc.
	8.875% 07/15/15	2,120,000	2,141,200
HCA, Inc.
	9.250% 11/15/16	1,555,000	1,599,706
	PIK,
	9.625% 11/15/16	6,750,000	6,809,063
			10,549,969

11

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — (continued)
Physician Practice Management — 0.3%
U.S. Oncology Holdings, Inc.
	PIK,
	7.949% 03/15/12(c)	1,074,000	859,200
			859,200
Healthcare Services Total			13,317,644
Household Products/Wares — 0.6%
Consumer Products-Miscellaneous — 0.6%
American Greetings Corp.
	7.375% 06/01/16	1,220,000	1,159,000
Jostens IH Corp.
	7.625% 10/01/12	1,185,000	1,158,338
			2,317,338
Household Products/Wares Total			2,317,338
Pharmaceuticals — 1.4%
Medical-Drugs — 1.0%
Elan Finance PLC
	8.875% 12/01/13	1,995,000	1,770,562
Warner Chilcott Corp.
	8.750% 02/01/15	1,918,000	1,951,565
			3,722,127
Pharmacy Services — 0.4%
Omnicare, Inc.
	6.750% 12/15/13	1,535,000	1,439,063
			1,439,063
Pharmaceuticals Total			5,161,190
CONSUMER NON-CYCLICAL TOTAL			50,109,324
ENERGY — 10.1%
Coal — 1.2%
Arch Western Finance LLC
	6.750% 07/01/13	1,645,000	1,640,888
Massey Energy Co.
	6.875% 12/15/13	2,650,000	2,590,375
			4,231,263
Coal Total			4,231,263

12

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Energy-Alternate Sources — 0.2%
VeraSun Energy Corp.
	9.375% 06/01/17	1,285,000	751,725
			751,725
Energy-Alternate Sources Total			751,725
Oil & Gas — 6.3%
Oil & Gas Drilling — 0.3%
Pride International, Inc.
	7.375% 07/15/14	960,000	974,400
			974,400
Oil Companies-Exploration & Production — 5.3%
Chesapeake Energy Corp.
	6.375% 06/15/15	1,810,000	1,683,300
	7.500% 06/15/14	1,145,000	1,150,725
Cimarex Energy Co.
	7.125% 05/01/17	1,120,000	1,092,000
Compton Petroleum Corp.
	7.625% 12/01/13	1,840,000	1,727,300
KCS Energy, Inc.
	7.125% 04/01/12	515,000	486,675
Newfield Exploration Co.
	6.625% 04/15/16	1,970,000	1,834,563
OPTI Canada, Inc.
	8.250% 12/15/14	1,895,000	1,892,631
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	3,005,000	2,802,162
Pioneer Natural Resources Co.
	5.875% 07/15/16	1,450,000	1,271,447
Quicksilver Resources, Inc.
	7.125% 04/01/16	2,055,000	1,787,850
Range Resources Corp.
	7.500% 05/15/16	1,115,000	1,103,850
Southwestern Energy Co.
	7.500% 02/01/18(b)	2,455,000	2,510,238
			19,342,741
Oil Refining & Marketing — 0.7%
Tesoro Corp.
	6.625% 11/01/15	1,745,000	1,513,787

13

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Refining & Marketing — (continued)
United Refining Co.
	10.500% 08/15/12	1,295,000	1,204,350
			2,718,137
Oil & Gas Total			23,035,278
Oil & Gas Services — 0.2%
Seismic Data Collection — 0.2%
Seitel, Inc.
	9.750% 02/15/14	880,000	781,000
			781,000
Oil & Gas Services Total			781,000
Pipelines — 2.2%
Atlas Pipeline Partners LP
	8.125% 12/15/15	1,625,000	1,551,875
El Paso Corp.
	6.875% 06/15/14	1,670,000	1,654,364
	7.250% 06/01/18	1,960,000	1,925,700
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	990,000	916,987
MarkWest Energy Partners LP
	6.875% 11/01/14	1,070,000	1,005,800
	8.500% 07/15/16	250,000	250,000
Williams Companies, Inc.
	6.375% 10/01/10(b)	500,000	507,500
			7,812,226
Pipelines Total			7,812,226
ENERGY TOTAL			36,611,492
FINANCIALS — 4.4%
Diversified Financial Services — 2.9%
Finance-Auto Loans — 1.8%
Ford Motor Credit Co.
	7.800% 06/01/12	2,595,000	1,927,216
	8.000% 12/15/16	1,385,000	997,938
GMAC LLC
	6.875% 09/15/11	2,050,000	1,272,107
	8.000% 11/01/31(g)	4,565,000	2,462,128
			6,659,389

14

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Investment Management/Advisor Service — 0.5%
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	2,240,000	1,943,200
			1,943,200
Special Purpose Entity — 0.6%
FireKeepers Development Authority
	13.875% 05/01/15(b)	875,000	807,187
Goldman Sachs Capital II
	5.793% 12/29/49(c)	1,925,000	1,193,096
			2,000,283
Diversified Financial Services Total			10,602,872
Insurance — 1.1%
Insurance Brokers — 0.5%
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	1,335,000	1,064,662
USI Holdings Corp.
	9.750% 05/15/15(b)	905,000	721,738
			1,786,400
Property/Casualty Insurance — 0.6%
Asurion Corp.
	8.961% 07/02/15(c)(e)	650,517	609,860
	8.963% 07/02/15(e)	132,845	124,542
	8.963% 07/02/15(e)	756,638	695,161
Crum & Forster Holdings Corp.
	7.750% 05/01/17	860,000	789,050
			2,218,613
Insurance Total			4,005,013
Real Estate Investment Trusts (REITs) — 0.4%
REITS-Hotels — 0.4%
Host Marriott LP
	6.750% 06/01/16	1,840,000	1,582,400
			1,582,400
Real Estate Investment Trusts (REITs) Total			1,582,400
FINANCIALS TOTAL			16,065,743
INDUSTRIALS — 13.7%
Aerospace & Defense — 1.6%
Aerospace/Defense-Equipment — 1.2%
BE Aerospace, Inc.
	8.500% 07/01/18	1,075,000	1,120,688
DRS Technologies, Inc.
	6.875% 11/01/13	1,685,000	1,706,062

15

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
Aerospace/Defense-Equipment — (continued)
Sequa Corp.
	11.750% 12/01/15(b)	1,825,000	1,606,000
			4,432,750
Electronics-Military — 0.4%
L-3 Communications Corp.
	6.375% 10/15/15	1,485,000	1,421,887
			1,421,887
Aerospace & Defense Total			5,854,637
Electrical Components & Equipment — 0.8%
Wire & Cable Products — 0.8%
Belden, Inc.
	7.000% 03/15/17	1,675,000	1,582,875
General Cable Corp.
	5.166% 04/01/15(c)	635,000	549,275
	7.125% 04/01/17	635,000	603,250
			2,735,400
Electrical Components & Equipment Total			2,735,400
Electronics — 0.4%
Electronic Components-Miscellaneous — 0.4%
Flextronics International Ltd.
	5.038% 10/01/14(e)	39,187	35,550
	5.041% 10/01/14(e)	221,540	200,979
	5.041% 10/01/14(e)	7,653	6,943
	5.041% 10/01/14(e)	724,120	656,913
	6.250% 11/15/14	735,000	678,037
			1,578,422
Electronics Total			1,578,422
Engineering & Construction — 0.3%
Building & Construction-Miscellaneous — 0.3%
Esco Corp.
	8.625% 12/15/13(b)	945,000	949,725
			949,725
Engineering & Construction Total			949,725
Environmental Control — 1.2%
Non-Hazardous Waste Disposal — 0.8%
Allied Waste North America, Inc.
	7.125% 05/15/16	900,000	909,000
	7.875% 04/15/13	1,940,000	1,983,650
			2,892,650

16

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Recycling — 0.4%
Aleris International, Inc.
	10.000% 12/15/16	1,245,000	868,387
	PIK,
	9.000% 12/15/14	920,000	717,600
			1,585,987
Environmental Control Total			4,478,637
Hand / Machine Tools — 0.3%
Machinery-Electrical — 0.3%
Baldor Electric Co.
	8.625% 02/15/17	915,000	926,438
			926,438
Hand / Machine Tools Total			926,438
Machinery-Construction & Mining — 0.6%
Terex Corp.
	8.000% 11/15/17	2,345,000	2,315,688
			2,315,688
Machinery-Construction & Mining Total			2,315,688
Machinery-Diversified — 0.8%
Machinery-General Industry — 0.5%
Manitowoc Co., Inc.
	7.125% 11/01/13	1,725,000	1,612,875
			1,612,875
Machinery-Material Handling — 0.3%
Columbus McKinnon Corp.
	8.875% 11/01/13	1,130,000	1,163,900
			1,163,900
Machinery-Diversified Total			2,776,775
Miscellaneous Manufacturing — 2.3%
Diversified Manufacturing Operators — 1.6%
Bombardier, Inc.
	6.300% 05/01/14(b)	1,981,000	1,901,760
	8.000% 11/15/14(b)	1,000,000	1,030,000
Koppers Holdings, Inc.
	(d) 11/15/14
	(9.875% 11/15/09)	1,400,000	1,246,000

17

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — (continued)
Diversified Manufacturing Operators — (continued)
Trinity Industries, Inc.
	6.500% 03/15/14	1,836,000	1,762,560
			5,940,320
Miscellaneous Manufacturing — 0.7%
American Railcar Industries, Inc.
	7.500% 03/01/14	1,175,000	1,086,875
TriMas Corp.
	9.875% 06/15/12	1,431,000	1,273,590
			2,360,465
Miscellaneous Manufacturing Total			8,300,785
Packaging & Containers — 2.6%
Containers-Metal/Glass — 1.4%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	2,210,000	2,265,250
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	1,470,000	1,514,100
Owens-Illinois, Inc.
	7.500% 05/15/10	1,160,000	1,186,100
			4,965,450
Containers-Paper/Plastic — 1.2%
Berry Plastics Holding Corp.
	10.250% 03/01/16	1,610,000	1,127,000
Jefferson Smurfit Corp.
	8.250% 10/01/12	2,060,000	1,792,200
Solo Cup Co.
	8.500% 02/15/14	1,875,000	1,650,000
			4,569,200
Packaging & Containers Total			9,534,650
Transportation — 2.8%
Transportation-Marine — 1.0%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	1,850,000	1,766,750
Ship Finance International Ltd.
	8.500% 12/15/13	1,155,000	1,143,450

18

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
Transportation-Marine — (continued)
Stena AB
	7.500% 11/01/13	695,000	677,625
			3,587,825
Transportation-Railroad — 0.5%
TFM SA de CV
	9.375% 05/01/12	1,755,000	1,833,975
			1,833,975
Transportation-Services — 1.2%
Bristow Group, Inc.
	7.500% 09/15/17	1,020,000	979,200
CHC Helicopter Corp.
	7.375% 05/01/14	2,070,000	2,152,800
PHI, Inc.
	7.125% 04/15/13	1,085,000	1,021,256
			4,153,256
Transportation-Trucks — 0.1%
QDI LLC
	9.000% 11/15/10	920,000	519,800
			519,800
Transportation Total			10,094,856
INDUSTRIALS TOTAL			49,546,013
TECHNOLOGY — 2.1%
Computers — 0.8%
Computer Services — 0.8%
Sungard Data Systems, Inc.
	9.125% 08/15/13	3,020,000	3,065,300
			3,065,300
Computers Total			3,065,300
Semiconductors — 1.3%
Electronic Components-Semiconductors — 1.3%
Amkor Technology, Inc.
	9.250% 06/01/16	1,345,000	1,297,925

19

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Semiconductors — (continued)
Electronic Components-Semiconductors — (continued)
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	4,220,000	3,291,600
			4,589,525
Semiconductors Total			4,589,525
TECHNOLOGY TOTAL			7,654,825
UTILITIES — 7.6%
Electric — 6.9%
Electric-Generation — 2.1%
AES Corp.
	7.750% 03/01/14	1,460,000	1,452,700
	8.000% 10/15/17	855,000	842,175
Edison Mission Energy
	7.000% 05/15/17	2,225,000	2,130,438
Intergen NV
	9.000% 06/30/17(b)	3,225,000	3,289,500
			7,714,813
Electric-Integrated — 2.3%
CMS Energy Corp.
	6.875% 12/15/15	1,200,000	1,177,091
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	1,970,000	2,016,787
Texas Competitive Electric Holdings Co.
	PIK,
	10.500% 11/01/16(b)	5,450,000	5,218,375
			8,412,253
Independent Power Producer — 2.5%
Dynegy Holdings, Inc.
	7.125% 05/15/18	3,120,000	2,714,400
NRG Energy, Inc.
	7.250% 02/01/14	960,000	946,800
	7.375% 02/01/16	1,065,000	1,051,688
	7.375% 01/15/17	1,495,000	1,461,362
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	1,535,000	1,473,600
Reliant Energy, Inc.
	7.875% 06/15/17	1,245,000	1,201,425
			8,849,275
Electric Total			24,976,341

20

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Independent Power Producers — 0.7%
Electric-Integrated — 0.7%
Mirant Americas Generation LLC
	8.500% 10/01/21	2,910,000	2,488,050
			2,488,050
Independent Power Producers Total			2,488,050
UTILITIES TOTAL			27,464,391
	Total Corporate Fixed-Income Bonds & Notes (cost of $364,346,321)		327,406,873
Municipal Bonds — 1.3%
CALIFORNIA — 1.0%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	3,250,000	3,414,190
CALIFORNIA TOTAL			3,414,190
VIRGINIA — 0.3%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	1,555,000	1,224,874
VIRGINIA TOTAL			1,224,874
	Total Municipal Bonds (cost of $4,804,846)		4,639,064

		Shares
Common Stocks — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Hotels, Restaurants & Leisure — 0.1%
	Town Sports International Holdings, Inc. (i)	31,000	324,880
Hotels, Restaurants & Leisure Total			324,880
Media — 0.0%
	Idearc, Inc.	35,000	57,750
	Spanish Broadcasting System (i)	210,000	86,100
Media Total			143,850
CONSUMER DISCRETIONARY TOTAL			468,730
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
	Fairlane Management Corp. (h)(j)	50,004	—
Commercial Services & Supplies Total			—

21

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.0%
	Quality Distribution, Inc. (i)	13,439	60,476
Road & Rail Total			60,476
INDUSTRIALS TOTAL			60,476
MATERIALS — 0.0%
Metals & Mining — 0.0%
	Ormet Corp. (i)	380	2,413
Metals & Mining Total			2,413
MATERIALS TOTAL			2,413
	Total Common Stocks (cost of $2,361,434)		531,619
Preferred Stocks — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
PTV Inc.	Series A,
	10.000% 01/10/23	18	9
Media Total			9
COMMUNICATIONS TOTAL			9
	Total Preferred Stocks (cost of $—)		9

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
Broadcast Services/Programs — 0.0%
Sirius XM Radio, Inc.	Expires 03/15/10(b)(i)	2,435	4,870
			4,870
	Media Total		4,870

22

		Units	Value ($)
Warrants — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 0.0%
Jazztel PLC	Expires 07/15/10(h)(j)	1,435	—
			—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			—
CONSUMER NON-CYCLICAL — 0.0%
Food — 0.0%
Food-Retail — 0.0%
Pathmark Stores Inc.	Expires 09/19/10(h)(i)	58,758	1,187
			1,187
Food Total			1,187
CONSUMER NON-CYCLICAL TOTAL			1,187
	Total Warrants (cost of $7,581,496)		6,057

		Par ($)
Short-Term Obligation — 7.1%

	Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08 due on 09/02/08, at 2.000%, collateralized by a U.S. Government Agency Obligation maturing 01/29/13, market value $26,258,346 (repurchase proceeds $25,746,720)	25,741,000	25,741,000
	Total Short-Term Obligation (cost of $25,741,000)		25,741,000

23

Total Investments — 98.7% (cost of $404,835,097)(l)	$358,324,621

Other Assets & Liabilities, Net — 1.3%	4,867,658

Net Assets — 100.0%	$363,192,279

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon quotation from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

24

On June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities

	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)

	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of August 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
	Level 1 – Quoted Prices	$531,628	$—
	Level 2 – Other Significant Observable Inputs	356,448,135	(190,749)
	Level 3 – Significant Unobservable Inputs	1,344,858	—
	Total	$358,324,621	$(190,749)

	*Other financial instruments consist of credit default swap contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

	The following table reconciles asset balances for the three month period ending August 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in Securities	Other Financial Instruments
	Balance as of June 1, 2008	$1,711,588	$—
	Accretion of discount/amortization of premiums	—	—
	Realized loss	(366,730)	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchases (sales)	—	—
	Transfers in and or out of Level 3	—	—
	Balance as of August 31, 2008	$1,344,858	$—

(a)	Principal amount is stated in United States dollars unless otherwise noted.

25

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities, which are not illiquid, except for those in the following table, amounted to $60,705,188 which represents 16.7 % of net assets.

		Acquisition
	Security	Date	Par/Unit	Cost	Value
	ACE Cash Express, Inc. 10.250% 10/01/14	09/26/06 – 09/27/06	$1,025,000	$1,034,225	$763,625
	Hayes Lemmerz Finance Luxembourg SA 8.250% 06/15/15	05/30/07	1,290,000	1,747,859	1,343,671
	Local TV Finance LLC 9.250% 06/15/15	05/07/07	1,030,000	1,011,169	762,200
	Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	855,000	855,000	783,351
	Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/06 – 10/04/07	2,000,000	2,028,200	1,934,840
	Sirius XM Radio, Inc. Expires 03/15/10	10/21/02	2,435	300,101	4,870
					$5,592,557

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Loan participation agreement.

(f)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is not being accrued. At August 31, 2008, the value of this security was $641,750, which represents 0.2% of net assets.

(g)	A portion of this security is pledged as collateral for credit default swaps. At August 31, 2008, the value of this security amounted to $943,861 which represents 0.3% of net assets.

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)	Non-income producing.

(j)	Security has no value.

(k)	Cost for federal income tax purposes is $405,515,124.

(l)	Unrealized appreciation and depreciation at August 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Depreciation
	$2,672,836		$(49,863,339)		$(47,190,503)

Credit default swap contract outstanding on August 31, 2008 is:

Swap	Reference	Buy/Sell		Expiration	Notional	Net Unrealized
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	Depreciation
Morgan Stanley	Ford Motor Co., 7.45% 07/16/31	Sell	3.000%	06/20/09	$1,750,000	$(193,440)

26

Forward foreign currency exchange contracts outstanding on August 31, 2008 are:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Appreciation/(Depreciation)
EUR	$1,750,491	$1,748,883	09/29/08	$(1,608)
EUR	2,856,302	2,860,601	09/30/08	4,299
				$2,691

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

27

INVESTMENT PORTFOLIO
August 31, 2008 (Unaudited)	Columbia Strategic Income Fund

			Par ($)(a)	Value ($)*
Government & Agency Obligations — 51.1%
FOREIGN GOVERNMENT OBLIGATIONS — 31.7%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09(b)	EUR	2,750,000	4,141,944
	7.750% 10/25/09	EUR	2,500,000	3,765,404
Banco Nacional de Desenvolvimento Economico e Social
	6.369% 06/16/18(b)		2,850,000	2,871,375
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	4,350,000	6,382,376
European Investment Bank
	0.709% 09/21/11(c)	JPY	2,715,000,000	24,945,043
	1.250% 09/20/12	JPY	1,135,000,000	10,524,748
	5.500% 12/07/11	GBP	5,250,000	9,664,331
Export Development Canada
	0.880% 09/22/08	JPY	1,875,000,000	17,230,669
Federal Republic of Brazil
	7.375% 02/03/15	EUR	6,950,000	10,731,288
	8.750% 02/04/25		4,500,000	5,625,000
	11.000% 08/17/40		12,400,000	16,380,400
	12.500% 01/05/16	BRL	7,685,000	4,950,460
Federal Republic of Germany
	4.250% 07/04/14	EUR	12,990,000	19,220,489
	5.000% 07/04/12	EUR	6,585,000	9,960,001
	6.000% 06/20/16	EUR	9,500,000	15,570,389
Government of Canada
	4.000% 06/01/17	CAD	4,695,000	4,600,773
	4.500% 06/01/15	CAD	9,760,000	9,881,609
	5.000% 06/01/14	CAD	9,640,000	9,960,032
	9.500% 06/01/10	CAD	12,380,000	12,999,933
Government of New Zealand
	6.000% 11/15/11	NZD	6,300,000	4,399,681
International Finance Corp.
	7.500% 02/28/13	AUD	9,245,000	8,260,802
Kingdom of Norway
	5.500% 05/15/09	NOK	100,170,000	18,425,221
	6.000% 05/16/11	NOK	97,330,000	18,432,097
Kingdom of Sweden
	5.000% 01/28/09	SEK	112,860,000	17,520,270
	6.750% 05/05/14	SEK	178,600,000	31,288,986
New South Wales Treasury Corp.
	6.000% 04/01/19	AUD	11,075,000	9,212,589

			Par ($)(a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Pemex Project Funding Master Trust
	5.750% 03/01/18(b)		6,570,000	6,454,723
	5.750% 03/01/18		3,800,000	3,733,325
Province of Quebec
	4.500% 12/01/16	CAD	8,710,000	8,375,562
	6.000% 10/01/12	CAD	7,155,000	7,351,833
Republic of Chile
	7.125% 01/11/12		3,000,000	3,305,100
Republic of Colombia
	8.125% 05/21/24		8,525,000	9,974,250
	9.750% 04/09/11		3,313,650	3,583,712
Republic of France
	4.000% 04/25/13	EUR	16,290,000	23,680,771
	4.250% 10/25/17	EUR	17,045,000	24,840,329
	4.750% 10/25/12	EUR	15,400,000	23,025,671
Republic of Italy
	4.250% 02/01/15	EUR	7,765,000	11,196,163
Republic of Panama
	6.700% 01/26/36		6,900,000	7,048,350
	8.875% 09/30/27		7,270,000	9,214,725
Republic of Peru
	7.350% 07/21/25		6,400,000	7,168,000
	9.875% 02/06/15		8,700,000	10,744,500
Republic of Poland
	4.750% 04/25/12	PLN	9,300,000	3,899,788
	5.750% 03/24/10	PLN	36,900,000	16,081,378
Republic of South Africa
	6.500% 06/02/14		3,650,000	3,750,375
	13.000% 08/31/09	ZAR	9,073,333	1,208,450
	13.000% 08/31/10	ZAR	1,780,000	244,448
	13.000% 08/31/10	ZAR	9,073,334	1,247,128
	13.000% 08/31/11	ZAR	9,073,333	1,284,743
Russian Federation
	7.500% 03/31/30		21,236,600	23,708,328
	11.000% 07/24/18		5,752,000	8,020,819
	12.750% 06/24/28		7,430,000	13,050,944
Treasury Corp. of Victoria
	6.250% 10/15/12	AUD	9,700,000	8,307,068

			Par ($)(a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Kingdom Treasury
	8.000% 09/27/13	GBP	3,280,000	6,919,802
	8.000% 06/07/21	GBP	4,800,000	11,538,738
	9.000% 07/12/11	GBP	5,350,000	10,914,725
United Mexican States
	6.050% 01/11/40		2,350,000	2,281,850
	6.750% 09/27/34		2,820,000	3,031,500
	8.125% 12/30/19		11,020,000	13,212,980
	8.375% 01/14/11		14,270,000	15,554,300
	11.375% 09/15/16		7,590,000	10,474,200
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				621,374,488
U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Mortgage Corp.
	5.125% 10/15/08(d)		1,280,000	1,283,553
	5.750% 03/15/09		1,010,000	1,024,431
	6.750% 03/15/31(d)		406,000	496,703
Federal National Mortgage Association
	4.375% 07/17/13(d)		3,003,000	3,040,688
	5.000% 09/15/08(d)		10,000,000	10,008,510
U.S. GOVERNMENT AGENCIES TOTAL				15,853,885
U.S. GOVERNMENT OBLIGATIONS — 18.6%
U.S. Treasury Bonds
	5.375% 02/15/31(d)		29,000,000	32,711,101
	7.500% 11/15/24(d)		18,400,000	25,117,435
	8.875% 02/15/19(d)		21,827,000	30,738,549
	10.625% 08/15/15(d)		29,415,000	42,461,023
	12.500% 08/15/14(d)		52,151,000	57,036,088
U.S. Treasury Notes
	4.000% 09/30/09(d)		20,000,000	20,378,120
	4.250% 09/30/12(d)		40,000,000	42,084,360
	5.000% 02/15/11(d)		47,600,000	50,474,612
	5.125% 05/15/16(d)		46,000,000	50,919,838
U.S. Treasury STRIPS
	(e) 11/15/08(d)		7,000,000	6,976,438
	P.O.
	05/15/23(d)		4,550,000	2,326,734
	(e) 11/15/13(d)		2,250,000	1,905,703
U.S. GOVERNMENT OBLIGATIONS TOTAL				363,130,001

	Total Government & Agency Obligations (cost of $989,093,573)			1,000,358,374

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — 33.9%
BASIC MATERIALS — 3.0%
Chemicals — 1.0%
Agricultural Chemicals — 0.3%
Mosaic Co.
	7.625% 12/01/16(b)		3,105,000	3,265,314
Terra Capital, Inc.
	7.000% 02/01/17		2,530,000	2,460,425
				5,725,739
Chemicals-Diversified — 0.5%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	1,165,000	1,495,474
	7.875% 11/15/14		3,190,000	2,966,700
Ineos Group Holdings PLC
	8.500% 02/15/16(b)		3,430,000	2,195,200
NOVA Chemicals Corp.
	6.500% 01/15/12		3,195,000	2,931,413
				9,588,787
Chemicals-Specialty — 0.2%
Chemtura Corp.
	6.875% 06/01/16		2,560,000	2,163,200
MacDermid, Inc.
	9.500% 04/15/17(b)		1,730,000	1,582,950
				3,746,150
Chemicals Total				19,060,676
Forest Products & Paper — 0.6%
Paper & Related Products — 0.6%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		3,900,000	1,599,000
Domtar Corp.
	7.125% 08/15/15		3,315,000	3,198,975
Georgia-Pacific Corp.
	8.000% 01/15/24		3,060,000	2,799,900
NewPage Corp.
	10.000% 05/01/12		1,370,000	1,328,900
	12.000% 05/01/13		1,305,000	1,220,175
NewPage Holding Corp.
	PIK,
	9.986% 11/01/13		930,000	862,575
				11,009,525
Forest Products & Paper Total				11,009,525

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 0.3%
Steel-Producers — 0.3%
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	3,855,000	3,763,444
United States Steel Corp.
	7.000% 02/01/18	3,175,000	3,108,579
			6,872,023
Iron/Steel Total			6,872,023
Metals & Mining — 1.1%
Diversified Minerals — 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(b)	4,130,000	4,625,600
			4,625,600
Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	8,390,000	8,893,400
			8,893,400
Mining Services — 0.1%
Noranda Aluminium Holding Corp.
	PIK,
	8.578% 11/15/14(c)	2,255,000	1,792,725
			1,792,725
Non-Ferrous Metals — 0.3%
Codelco, Inc.
	5.500% 10/15/13	6,000,000	6,154,764
			6,154,764
Metals & Mining Total			21,466,489
BASIC MATERIALS TOTAL			58,408,713
COMMUNICATIONS — 5.9%
Media — 2.0%
Cable TV — 1.0%
Cablevision Systems Corp.
	8.000% 04/15/12	2,639,000	2,612,610
Charter Communications Holdings I LLC
	11.000% 10/01/15	2,315,000	1,776,762
Charter Communications Holdings II LLC
	10.250% 09/15/10	1,620,000	1,555,200
CSC Holdings, Inc.
	7.625% 04/01/11	4,725,000	4,748,625
DirecTV Holdings LLC
	6.375% 06/15/15	3,700,000	3,487,250

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Cable TV — (continued)
EchoStar DBS Corp.
	6.625% 10/01/14	4,740,000	4,360,800
	7.125% 02/01/16	1,000,000	920,000
			19,461,247
Multimedia — 0.3%
Lamar Media Corp.
	6.625% 08/15/15	3,330,000	2,951,213
Quebecor Media, Inc.
	7.750% 03/15/16	3,815,000	3,586,100
			6,537,313
Publishing-Books — 0.2%
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	4,040,000	3,454,200
			3,454,200
Publishing-Periodicals — 0.3%
Dex Media, Inc.
	(f) 11/15/13
	(9.000% 11/15/08)	1,775,000	1,029,500
Idearc, Inc.
	8.000% 11/15/16	4,455,000	2,015,887
Penton Media, Inc.
	7.799% 02/01/14(g)	1,000,000	690,000
R.H. Donnelley Corp.
	8.875% 01/15/16	2,030,000	1,065,750
	8.875% 10/15/17	4,595,000	2,366,425
			7,167,562
Radio — 0.1%
CMP Susquehanna Corp.
	9.875% 05/15/14	2,185,000	1,365,625
			1,365,625
Television — 0.1%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	1,885,000	1,394,900
			1,394,900
Media Total			39,380,847
Telecommunication Services — 3.9%
Cellular Telecommunications — 1.3%
Cricket Communications, Inc.
	9.375% 11/01/14	4,315,000	4,277,244

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Cellular Telecommunications — (continued)
Digicel Group Ltd.
	8.875% 01/15/15(b)		4,375,000	4,107,250
MetroPCS Wireless, Inc.
	9.250% 11/01/14		5,075,000	5,030,594
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)		1,150,000	1,053,630
Rural Cellular Corp.
	5.682% 06/01/13(c)		2,585,000	2,636,700
	8.551% 11/01/12(c)		1,845,000	1,881,900
US Unwired, Inc.
	10.000% 06/15/12		2,540,000	2,667,000
Wind Acquisition Financial SA
	PIK,
	10.035% 12/21/11(g)		4,544,183	4,260,171
				25,914,489
Satellite Telecommunications — 0.5%
Inmarsat Finance II PLC
	(f) 11/15/12
	(10.375% 11/15/08)		2,855,000	2,908,531
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16		6,200,000	6,502,250
				9,410,781
Telecommunication Equipment — 0.2%
Lucent Technologies, Inc.
	6.450% 03/15/29		4,510,000	3,134,450
				3,134,450
Telecommunication Services — 0.6%
Hellas Telecommunications Luxembourg II
	8.541% 01/15/15(b)(c)		1,385,000	927,950
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	1,285,000	1,706,069
	8.875% 05/01/16(b)		3,225,000	3,104,063
Syniverse Technologies, Inc.
	7.750% 08/15/13		1,570,000	1,475,800
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		2,815,000	2,853,706
West Corp.
	11.000% 10/15/16		3,045,000	2,382,713
				12,450,301

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telephone-Integrated — 1.3%
Cincinnati Bell, Inc.
	8.375% 01/15/14		2,430,000	2,299,388
Citizens Communications Co.
	7.875% 01/15/27		3,885,000	3,341,100
Qwest Communications International, Inc.
	7.500% 02/15/14		4,385,000	3,990,350
Qwest Corp.
	7.500% 10/01/14		1,340,000	1,242,850
	7.500% 06/15/23		4,085,000	3,410,975
	8.875% 03/15/12		2,775,000	2,795,812
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	2,595,000	3,445,330
	8.750% 04/15/14		525,000	501,375
Windstream Corp.
	8.625% 08/01/16		4,315,000	4,271,850
				25,299,030
Telecommunication Services Total				76,209,051
COMMUNICATIONS TOTAL				115,589,898
CONSUMER CYCLICAL — 4.3%
Apparel — 0.3%
Apparel Manufacturers — 0.3%
Levi Strauss & Co.
	9.750% 01/15/15		5,705,000	5,141,631
				5,141,631
Apparel Total				5,141,631
Auto Manufacturers — 0.3%
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.
	7.450% 07/16/31		4,360,000	2,245,400
General Motors Corp.
	8.375% 07/15/33		8,335,000	4,125,825
				6,371,225
Auto Manufacturers Total				6,371,225
Auto Parts & Equipment — 0.7%
Auto/Truck Parts & Equipment-Original — 0.4%
ArvinMeritor, Inc.
	8.125% 09/15/15		1,880,000	1,560,400

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — (continued)
Auto/Truck Parts & Equipment-Original — (continued)
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12		2,140,000	1,733,400
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15	EUR	2,050,000	2,135,291
TRW Automotive, Inc.
	7.000% 03/15/14(b)		2,950,000	2,596,000
				8,025,091
Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		2,380,000	2,058,700
				2,058,700
Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11		560,000	576,800
	9.000% 07/01/15		2,720,000	2,794,800
				3,371,600
Auto Parts & Equipment Total				13,455,391
Entertainment — 0.3%
Music — 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)		1,775,000	1,588,625
WMG Acquisition Corp.
	7.375% 04/15/14		2,465,000	1,947,350
WMG Holdings Corp.
	(f) 12/15/14
	(9.500% 12/15/09)		2,280,000	1,376,550
				4,912,525
Resorts/Theme Parks — 0.0%
Six Flags, Inc.
	9.625% 06/01/14		1,557,000	879,705
				879,705
Entertainment Total				5,792,230
Home Builders — 0.1%
Building-Residential/Commercial — 0.1%
KB Home
	5.875% 01/15/15		1,830,000	1,500,600
				1,500,600
Home Builders Total				1,500,600

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Furnishings — 0.1%
Simmons Co.
	8.345% 02/15/12(g)	2,300,000	1,334,000
			1,334,000
Home Furnishings Total			1,334,000
Leisure Time — 0.2%
Cruise Lines — 0.1%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	2,065,000	1,848,175
			1,848,175
Recreational Centers — 0.1%
Town Sports International, Inc.
	(f) 02/01/14
	(11.000% 02/01/09)	1,703,000	1,596,563
			1,596,563
Leisure Time Total			3,444,738
Lodging — 1.3%
Casino Hotels — 1.0%
Boyd Gaming Corp.
	6.750% 04/15/14	1,250,000	965,625
	7.125% 02/01/16	1,500,000	1,136,250
Greektown Holdings LLC
	10.750% 12/01/13(b)(h)	1,505,000	1,136,275
Harrah’s Operating Co., Inc.
	10.750% 02/01/16(b)	3,925,000	2,639,562
Jacobs Entertainment, Inc.
	9.750% 06/15/14	2,165,000	1,537,150
Majestic Star LLC
	9.750% 01/15/11	2,740,000	280,850
MGM Mirage
	7.500% 06/01/16	7,945,000	6,475,175
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	2,100,000	1,627,500
Snoqualmie Entertainment Authority
	6.875% 02/01/14(b)(c)	375,000	274,688
	9.125% 02/01/15(b)	2,235,000	1,637,138
Station Casinos, Inc.
	6.625% 03/15/18	3,225,000	1,338,375
			19,048,588

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Gambling (Non-Hotel) — 0.3%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	4,545,000	3,317,850
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	3,215,000	3,110,255
			6,428,105
Lodging Total			25,476,693
Retail — 0.9%
Retail-Apparel/Shoe — 0.2%
Hanesbrands, Inc.
	6.508% 12/15/14(c)	1,465,000	1,267,225
Phillips-Van Heusen Corp.
	8.125% 05/01/13	1,370,000	1,387,125
	7.250% 02/15/11	1,620,000	1,620,000
			4,274,350
Retail-Automobiles — 0.2%
AutoNation, Inc.
	4.791% 04/15/13(c)	450,000	371,250
	7.000% 04/15/14	1,245,000	1,076,925
KAR Holdings, Inc.
	10.000% 05/01/15	2,415,000	2,034,638
			3,482,813
Retail-Discount — 0.1%
Dollar General Corp.
	PIK,
	11.875% 07/15/17	2,050,000	1,937,250
			1,937,250
Retail-Drug Stores — 0.1%
Rite Aid Corp.
	9.375% 12/15/15	4,125,000	2,660,625
			2,660,625
Retail-Major Department Stores — 0.1%
Saks, Inc.
	9.875% 10/01/11	2,010,000	2,015,025
			2,015,025
Retail-Propane Distributors — 0.2%
AmeriGas Partners LP
	7.125% 05/20/16	2,315,000	2,152,950
	7.250% 05/20/15	1,765,000	1,672,337
			3,825,287
Retail Total			18,195,350

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Textiles — 0.1%
Textile-Products — 0.1%
INVISTA
	9.250% 05/01/12(b)	2,465,000	2,449,594
			2,449,594
Textiles Total			2,449,594
CONSUMER CYCLICAL TOTAL			83,161,452
CONSUMER NON-CYCLICAL — 4.8%
Agriculture — 0.1%
Tobacco — 0.1%
Reynolds American, Inc.
	7.625% 06/01/16	2,030,000	2,105,069
			2,105,069
Agriculture Total			2,105,069
Beverages — 0.2%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	2,145,000	1,801,800
			1,801,800
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc.
	8.125% 01/15/12	2,310,000	2,310,000
			2,310,000
Beverages Total			4,111,800
Biotechnology — 0.1%
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,320,000	2,320,000
			2,320,000
Biotechnology Total			2,320,000
Commercial Services — 1.2%
Commercial Services — 0.3%
ARAMARK Corp.
	8.500% 02/01/15	2,770,000	2,790,775
Iron Mountain, Inc.
	8.000% 06/15/20	3,100,000	3,014,750
			5,805,525

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	1,550,000	1,154,750
			1,154,750
Funeral Services & Related Items — 0.2%
Service Corp. International
	6.750% 04/01/16	1,980,000	1,821,600
	7.000% 06/15/17	1,750,000	1,631,875
	7.375% 10/01/14	290,000	282,750
			3,736,225
Private Corrections — 0.3%
Corrections Corp. of America
	6.250% 03/15/13	2,355,000	2,307,900
GEO Group, Inc.
	8.250% 07/15/13	2,865,000	2,893,650
			5,201,550
Rental Auto/Equipment — 0.3%
Ashtead Holdings PLC
	8.625% 08/01/15(b)	2,805,000	2,496,450
Rental Service Corp.
	9.500% 12/01/14	2,800,000	2,240,000
United Rentals North America, Inc.
	6.500% 02/15/12	2,650,000	2,365,125
			7,101,575
Commercial Services Total			22,999,625
Food — 0.8%
Food-Dairy Products — 0.2%
Dean Foods Co.
	7.000% 06/01/16	2,540,000	2,349,500
			2,349,500
Food-Meat Products — 0.1%
Smithfield Foods, Inc.
	7.750% 07/01/17	2,395,000	2,143,525
			2,143,525
Food-Miscellaneous/Diversified — 0.5%
Del Monte Corp.
	6.750% 02/15/15	2,545,000	2,392,300
Dole Food Co., Inc.
	8.625% 05/01/09	2,192,000	2,164,600
Pinnacle Foods Finance LLC
	9.250% 04/01/15	4,235,000	3,684,450

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Food-Miscellaneous/Diversified — (continued)
Reddy Ice Holdings, Inc.
	(f) 11/01/12
	(10.500% 11/01/08)	1,875,000	1,528,125
			9,769,475
Food Total			14,262,500
Healthcare Products — 0.5%
Medical Products — 0.5%
Biomet, Inc.
	11.625% 10/15/17	5,240,000	5,508,550
	PIK,
	10.375% 10/15/17	4,110,000	4,315,500
			9,824,050
Healthcare Products Total			9,824,050
Healthcare Services — 1.2%
Dialysis Centers — 0.2%
DaVita, Inc.
	7.250% 03/15/15	3,635,000	3,575,931
			3,575,931
Medical-Hospitals — 0.9%
Community Health Systems, Inc.
	8.875% 07/15/15	4,150,000	4,191,500
HCA, Inc.
	9.250% 11/15/16	2,655,000	2,731,331
	PIK,
	9.625% 11/15/16	12,040,000	12,145,350
			19,068,181
Physician Practice Management — 0.1%
U.S. Oncology Holdings, Inc.
	PIK,
	7.949% 03/15/12(c)	1,749,000	1,399,200
			1,399,200
Healthcare Services Total			24,043,312
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
American Greetings Corp.
	7.375% 06/01/16	2,365,000	2,246,750

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — (continued)
Consumer Products-Miscellaneous — (continued)
Jostens IH Corp.
	7.625% 10/01/12	2,250,000	2,199,375
			4,446,125
Household Products/Wares Total			4,446,125
Pharmaceuticals — 0.5%
Medical-Drugs — 0.4%
Elan Finance PLC
	8.875% 12/01/13	4,000,000	3,550,000
Warner Chilcott Corp.
	8.750% 02/01/15	3,465,000	3,525,638
			7,075,638
Pharmacy Services — 0.1%
Omnicare, Inc.
	6.750% 12/15/13	2,830,000	2,653,125
			2,653,125
Pharmaceuticals Total			9,728,763
CONSUMER NON-CYCLICAL TOTAL			93,841,244
ENERGY — 4.8%
Coal — 0.4%
Arch Western Finance LLC
	6.750% 07/01/13	2,975,000	2,967,563
Massey Energy Co.
	6.875% 12/15/13	4,915,000	4,804,412
			7,771,975
Coal Total			7,771,975
Energy-Alternate Sources — 0.1%
VeraSun Energy Corp.
	9.375% 06/01/17	2,045,000	1,196,325
			1,196,325
Energy-Alternate Sources Total			1,196,325
Oil & Gas — 2.8%
Oil & Gas Drilling — 0.1%
Pride International, Inc.
	7.375% 07/15/14	1,530,000	1,552,950
			1,552,950

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — 2.3%
Chesapeake Energy Corp.
	7.500% 06/15/14	2,195,000	2,205,975
	6.375% 06/15/15	3,745,000	3,482,850
Cimarex Energy Co.
	7.125% 05/01/17	2,225,000	2,169,375
Compton Petroleum Corp.
	7.625% 12/01/13	3,005,000	2,820,944
KCS Energy, Inc.
	7.125% 04/01/12	940,000	888,300
Newfield Exploration Co.
	6.625% 04/15/16	3,350,000	3,119,687
OPTI Canada, Inc.
	8.250% 12/15/14	3,385,000	3,380,769
PEMEX Finance Ltd.
	9.150% 11/15/18	2,485,000	3,081,400
	10.610% 08/15/17	1,650,000	2,098,545
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	5,190,000	4,839,675
Pioneer Natural Resources Co.
	5.875% 07/15/16	2,680,000	2,349,985
Quicksilver Resources, Inc.
	7.125% 04/01/16	3,560,000	3,097,200
Range Resources Corp.
	7.500% 05/15/16	2,180,000	2,158,200
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	4,200,000	4,118,226
Southwestern Energy Co.
	7.500% 02/01/18(b)	4,065,000	4,156,462
XTO Energy, Inc.
	7.500% 04/15/12	340,000	360,793
			44,328,386
Oil Refining & Marketing — 0.2%
Tesoro Corp.
	6.625% 11/01/15	2,950,000	2,559,125
United Refining Co.
	10.500% 08/15/12	2,215,000	2,059,950
			4,619,075

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil-Field Services — 0.2%
Gazprom International SA
	7.201% 02/01/20	4,681,125	4,588,094
			4,588,094
Oil & Gas Total			55,088,505
Oil & Gas Services — 0.1%
Seismic Data Collection — 0.1%
Seitel, Inc.
	9.750% 02/15/14	1,530,000	1,357,875
			1,357,875
Oil & Gas Services Total			1,357,875
Oil, Gas & Consumable Fuels — 0.4%
Oil Company-Integrated — 0.4%
Petrobras International Finance Co.
	6.125% 10/06/16	8,150,000	8,202,975
			8,202,975
Oil, Gas & Consumable Fuels Total			8,202,975
Pipelines — 1.0%
Atlas Pipeline Partners LP
	8.125% 12/15/15	3,125,000	2,984,375
Colorado Interstate Gas Co.
	6.800% 11/15/15	555,000	560,763
El Paso Corp.
	6.875% 06/15/14	2,970,000	2,942,192
	7.250% 06/01/18	3,970,000	3,900,525
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	2,600,000	2,408,250
MarkWest Energy Partners LP
	6.875% 11/01/14	1,885,000	1,771,900
	8.500% 07/15/16	380,000	380,000
Williams Companies, Inc.
	6.375% 10/01/10(b)	4,670,000	4,740,050
			19,688,055
Pipelines Total			19,688,055
ENERGY TOTAL			93,305,710

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — 3.1%
Banks — 0.0%
Commercial Banks-Southern US — 0.0%
First Union National Bank
	5.800% 12/01/08		382,000	383,775
				383,775
Banks Total				383,775
Commercial Banks — 0.6%
Special Purpose Banks — 0.6%
Instituto de Credito Oficial
	0.800% 09/28/09	JPY	1,380,000,000	12,674,607
				12,674,607
Commercial Banks Total				12,674,607
Diversified Financial Services — 1.9%
Finance-Auto Loans — 0.6%
Ford Motor Credit Co.
	7.800% 06/01/12		5,725,000	4,251,757
	8.000% 12/15/16		2,630,000	1,895,002
GMAC LLC
	6.875% 09/15/11		4,605,000	2,857,587
	8.000% 11/01/31		5,975,000	3,222,610
				12,226,956
Finance-Consumer Loans — 0.3%
SLM Corp.
	6.500% 06/15/10	NZD	7,865,000	4,979,673
				4,979,673
Investment Management/Advisor Service — 0.2%
Nuveen Investments, Inc.
	10.500% 11/15/15(b)		4,015,000	3,483,013
				3,483,013
Special Purpose Entity — 0.8%
CDX North America High Yield
	8.875% 06/29/13(b)		14,000,000	12,967,500
FireKeepers Development Authority
	13.875% 05/01/15(b)		1,400,000	1,291,500
Goldman Sachs Capital II
	5.793% 12/29/49(c)		3,030,000	1,877,964
				16,136,964
Diversified Financial Services Total				36,826,606

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 0.4%
Insurance Brokers — 0.1%
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	2,205,000	1,758,487
USI Holdings Corp.
	9.750% 05/15/15(b)	1,485,000	1,184,288
			2,942,775
Property/Casualty Insurance — 0.3%
Asurion Corp.
	8.961% 07/02/15(g)	1,039,138	974,192
	8.963% 07/02/15(g)	216,595	203,058
	8.963% 07/02/15(g)	1,204,267	1,106,421
Crum & Forster Holdings Corp.
	7.750% 05/01/17	3,665,000	3,362,637
			5,646,308
Insurance Total			8,589,083
Real Estate Investment Trusts (REITs) — 0.2%
REITS-Hotels — 0.2%
Host Marriott LP
	6.750% 06/01/16	3,520,000	3,027,200
			3,027,200
Real Estate Investment Trusts (REITs) Total			3,027,200
FINANCIALS TOTAL			61,501,271
INDUSTRIALS — 4.7%
Aerospace & Defense — 0.6%
Aerospace/Defense-Equipment — 0.4%
BE Aerospace, Inc.
	8.500% 07/01/18	2,055,000	2,142,337
DRS Technologies, Inc.
	6.875% 11/01/13	3,020,000	3,057,750
Sequa Corp.
	11.750% 12/01/15(b)	3,585,000	3,154,800
			8,354,887
Electronics-Military — 0.2%
L-3 Communications Corp.
	6.375% 10/15/15	2,720,000	2,604,400
			2,604,400
Aerospace & Defense Total			10,959,287
Electrical Components & Equipment — 0.3%
Wire & Cable Products — 0.3%
Belden, Inc.
	7.000% 03/15/17	3,155,000	2,981,475

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electrical Components & Equipment — (continued)
Wire & Cable Products — (continued)
General Cable Corp.
	5.166% 04/01/15(c)	860,000	743,900
	7.125% 04/01/17	1,455,000	1,382,250
			5,107,625
Electrical Components & Equipment Total			5,107,625
Electronics — 0.1%
Electronic Components-Miscellaneous — 0.1%
Flextronics International Ltd.
	6.250% 11/15/14	1,305,000	1,203,862
	5.038% 10/01/14	78,374	71,100
	5.041% 10/01/14	1,448,240	1,313,826
	5.041% 10/01/14	458,386	415,843
			3,004,631
Electronics Total			3,004,631
Engineering & Construction — 0.1%
Building & Construction-Miscellaneous — 0.1%
Esco Corp.
	8.625% 12/15/13(b)	1,515,000	1,522,575
			1,522,575
Engineering & Construction Total			1,522,575
Environmental Control — 0.4%
Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc.
	7.125% 05/15/16	850,000	858,500
	7.875% 04/15/13	4,645,000	4,749,513
			5,608,013
Recycling — 0.1%
Aleris International, Inc.
	10.000% 12/15/16	2,180,000	1,520,550
	PIK,
	9.000% 12/15/14	1,525,000	1,189,500
			2,710,050
Environmental Control Total			8,318,063

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Hand / Machine Tools — 0.1%
Machinery-Electrical — 0.1%
Baldor Electric Co.
	8.625% 02/15/17	1,415,000	1,432,688
			1,432,688
Hand / Machine Tools Total			1,432,688
Machinery-Construction & Mining — 0.2%
Terex Corp.
	8.000% 11/15/17	4,090,000	4,038,875
			4,038,875
Machinery-Construction & Mining Total			4,038,875
Machinery-Diversified — 0.2%
Machinery-General Industry — 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	2,990,000	2,795,650
			2,795,650
Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	1,760,000	1,812,800
			1,812,800
Machinery-Diversified Total			4,608,450
Miscellaneous Manufacturing — 0.7%
Diversified Manufacturing Operators — 0.5%
Bombardier, Inc.
	6.300% 05/01/14(b)	4,500,000	4,320,000
Koppers Holdings, Inc.
	(f) 11/15/14
	(9.875% 11/15/09)	2,440,000	2,171,600
Trinity Industries, Inc.
	6.500% 03/15/14	3,140,000	3,014,400
			9,506,000
Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14	1,990,000	1,840,750
TriMas Corp.
	9.875% 06/15/12	2,481,000	2,208,090
			4,048,840
Miscellaneous Manufacturing Total			13,554,840

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — 1.0%
Containers-Metal/Glass — 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	4,540,000	4,653,500
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	3,940,000	4,058,200
Owens-Illinois, Inc.
	7.500% 05/15/10	2,180,000	2,229,050
			10,940,750
Containers-Paper/Plastic — 0.4%
Berry Plastics Holding Corp.
	10.250% 03/01/16	2,980,000	2,086,000
Jefferson Smurfit Corp.
	8.250% 10/01/12	3,710,000	3,227,700
Solo Cup Co.
	8.500% 02/15/14	3,825,000	3,366,000
			8,679,700
Packaging & Containers Total			19,620,450
Transportation — 1.0%
Transportation-Marine — 0.4%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	3,265,000	3,118,075
Ship Finance International Ltd.
	8.500% 12/15/13	2,400,000	2,376,000
Stena AB
	7.500% 11/01/13	3,070,000	2,993,250
			8,487,325
Transportation-Railroad — 0.2%
TFM SA de CV
	9.375% 05/01/12	2,915,000	3,046,175
			3,046,175
Transportation-Services — 0.4%
Bristow Group, Inc.
	7.500% 09/15/17	1,900,000	1,824,000
CHC Helicopter Corp.
	7.375% 05/01/14	3,570,000	3,712,800

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
Transportation-Services — (continued)
PHI, Inc.
	7.125% 04/15/13	1,910,000	1,797,787
			7,334,587
Transportation-Trucks — 0.0%
QDI LLC
	9.000% 11/15/10	1,470,000	830,550
			830,550
Transportation Total			19,698,637
INDUSTRIALS TOTAL			91,866,121
TECHNOLOGY — 0.7%
Computers — 0.3%
Computer Services — 0.3%
Sungard Data Systems, Inc.
	9.125% 08/15/13	5,810,000	5,897,150
			5,897,150
Computers Total			5,897,150
Semiconductors — 0.4%
Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc.
	9.250% 06/01/16	2,375,000	2,291,875
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	7,515,000	5,861,700
			8,153,575
Semiconductors Total			8,153,575
TECHNOLOGY TOTAL			14,050,725
UTILITIES — 2.6%
Electric — 2.4%
Electric-Generation — 0.8%
AES Corp.
	7.750% 03/01/14	3,675,000	3,656,625
	8.000% 10/15/17	1,445,000	1,423,325
Edison Mission Energy
	7.000% 05/15/17	4,170,000	3,992,775
Intergen NV
	9.000% 06/30/17(b)	6,040,000	6,160,800
			15,233,525
Electric-Integrated — 0.8%
CMS Energy Corp.
	6.875% 12/15/15	2,175,000	2,133,477

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric-Integrated - (continued)
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	3,225,000	3,301,594
Mirant Mid Atlantic LLC
	8.625% 06/30/12	343,408	361,437
Texas Competitive Electric Holdings Co.
	PIK,
	10.500% 11/01/16(b)	10,445,000	10,001,087
			15,797,595
Independent Power Producer — 0.8%
Dynegy Holdings, Inc.
	7.125% 05/15/18	5,400,000	4,698,000
NRG Energy, Inc.
	7.250% 02/01/14	1,460,000	1,439,925
	7.375% 02/01/16	1,595,000	1,575,062
	7.375% 01/15/17	2,870,000	2,805,425
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	2,810,000	2,697,600
Reliant Energy, Inc.
	7.875% 06/15/17	2,435,000	2,349,775
			15,565,787
Electric Total			46,596,907
Independent Power Producers — 0.2%
Electric-Integrated — 0.2%
Mirant Americas Generation LLC
	8.500% 10/01/21	5,695,000	4,869,225
Independent Power Producers Total			4,869,225
UTILITIES TOTAL			51,466,132
	Total Corporate Fixed-Income Bonds & Notes (cost of $696,952,438)		663,191,266
Mortgage-Backed Securities — 5.8%
Federal Home Loan Mortgage Corp.
	7.500% 03/01/16	719	750
	8.000% 06/01/09	19	20
	8.000% 08/01/09	46	47
	8.000% 05/01/10	735	764
	8.000% 05/01/16	382	391
	8.500% 05/01/09	37	37

		Par ($)(a)	Value ($)
Mortgage-Backed Securities — (continued)
	8.500% 01/01/10	40	42
	9.000% 12/01/18	979	1,048
	9.000% 01/01/22	18,336	20,270
	9.250% 08/01/08	13	13
	9.250% 05/01/16	47,346	52,193
	9.500% 11/01/08	27	27
	9.500% 08/01/16	571	631
	9.750% 12/01/08	64	64
	9.750% 09/01/16	1,491	1,616
	10.000% 07/01/09	1,667	1,692
	10.000% 11/01/16	18,220	19,335
	10.000% 10/01/19	3,131	3,536
	10.000% 11/01/19	4,889	5,598
	10.500% 01/01/20	5,391	6,124
	10.750% 05/01/10	9,707	10,030
	10.750% 07/01/11	12,424	13,198
	10.750% 08/01/11	1,588	1,641
	10.750% 09/01/13	1,843	1,904
	11.250% 10/01/10	8,061	8,331
	11.250% 08/01/13	1,321	1,369
	11.250% 09/01/15	6,155	7,074
Federal National Mortgage Association
	5.500% 11/01/36	11,480,000	11,358,396
	6.000% 10/01/36	4,319,620	4,367,680
	6.000% 02/01/37	13,204,944	13,351,864
	6.000% 08/01/37	19,192,945	19,399,410
	6.500% 12/01/31	20,946	21,728
	6.500% 05/01/32	28,377	29,427
	6.500% 01/01/33	15,821	16,407
	6.500% 05/01/33	71,566	74,238
	6.500% 11/01/36	30,158,947	31,058,516
	6.500% 11/01/37	18,132,540	18,669,537
	7.500% 11/01/11	3,022	3,075
	8.000% 12/01/08	28	28
	8.000% 04/01/09	129	129
	8.500% 10/01/10	639	653
	8.500% 02/01/15	60	61
	8.500% 06/01/15	856	891
	8.500% 09/01/21	3,908	4,001
	9.000% 05/01/09	315	317
	9.000% 08/01/09	230	233
	9.000% 10/01/09	216	218

		Par ($)(a)	Value ($)
Mortgage-Backed Securities — (continued)
	9.000% 04/01/10	202	206
	9.000% 10/01/11	59	59
	9.000% 05/01/12	4,930	5,140
	9.000% 09/01/13	167	170
	9.000% 07/01/14	644	690
	9.000% 04/01/16	1,833	1,839
	9.000% 12/01/16	333	334
	9.000% 05/01/17	6,216	6,638
	9.000% 08/01/21	26,334	27,012
	10.000% 04/01/14	81,070	89,490
	10.000% 03/01/16	1,452	1,510
	10.500% 03/01/14	80	82
	10.500% 07/01/14	18,722	19,366
	10.500% 01/01/16	1,294	1,354
	10.500% 03/01/16	115,633	131,505
Freddie Mac Gold Pool
	5.000% 05/01/21	14,892,349	14,830,083
Government National Mortgage Association
	9.000% 10/15/08	83	84
	9.000% 03/15/09	2,039	2,085
	9.000% 05/15/09	5,747	5,885
	9.000% 06/15/09	7,165	7,328
	9.000% 05/15/16	21,924	23,868
	9.000% 06/15/16	21,007	22,870
	9.000% 07/15/16	48,386	52,677
	9.000% 08/15/16	37,843	41,199
	9.000% 09/15/16	87,018	94,552
	9.000% 10/15/16	11,665	12,697
	9.000% 11/15/16	34,081	37,103
	9.000% 12/15/16	31,898	34,726
	9.000% 01/15/17	2,288	2,498
	9.000% 02/15/17	5,569	6,081
	9.000% 04/15/17	17,365	18,962
	9.000% 07/15/17	26,462	28,896
	9.000% 10/15/17	8,266	9,027
	9.000% 12/15/17	10,250	11,373
	9.500% 06/15/09	1,160	1,195
	9.500% 07/15/09	10,711	11,025
	9.500% 08/15/09	7,396	7,614
	9.500% 09/15/09	10,857	11,176

		Par ($)(a)	Value ($)
Mortgage-Backed Securities — (continued)
	9.500% 10/15/09	20,307	20,896
	9.500% 11/15/09	9,603	9,886
	9.500% 10/15/16	6,698	7,364
	9.500% 08/15/17	6,275	6,925
	9.500% 09/15/17	1,922	2,121
	10.000% 11/15/09	8,429	8,699
	10.000% 01/15/10	328	341
	10.000% 12/15/10	120	126
	10.000% 09/15/17	22,974	25,824
	10.000% 11/15/17	3,282	3,689
	10.000% 02/15/18	12,188	13,754
	10.000% 08/15/18	264	298
	10.000% 09/15/18	2,901	3,274
	10.000% 11/15/18	8,285	9,341
	10.000% 03/15/19	8,897	10,073
	10.000% 06/15/19	2,460	2,774
	10.000% 08/15/19	1,506	1,705
	10.000% 11/15/20	1,541	1,749
	10.000% 09/15/21	5	6
	10.500% 12/15/10	230	244
	10.500% 10/15/15	5,094	5,721
	10.500% 12/15/15	669	752
	10.500% 01/15/16	3,022	3,415
	10.500% 10/15/17	8,194	9,306
	10.500% 12/15/17	2,836	3,221
	10.500% 01/15/18	4,934	5,625
	10.500% 07/15/18	966	1,102
	10.500% 12/15/18	935	1,055
	10.500% 05/15/19	79	91
	10.500% 06/15/19	1,672	1,913
	10.500% 07/15/19	768	878
	11.000% 09/15/15	46,978	53,248
	11.000% 10/15/15	49,859	56,506
	11.750% 08/15/13	5,882	6,607
	12.000% 05/15/14	261	295
	Total Mortgage-Backed Securities (cost of $114,189,586)		114,351,777
Asset-Backed Securities — 1.1%
Advanta Business Card Master Trust 2005
	Class A5,
	2.531% 04/20/12(c)	7,000,000	6,879,698
Chase Credit Card Master Trust
	2.577% 02/15/11(c)	8,000,000	7,996,870

		Par ($)(a)	Value ($)
Asset-Backed Securities — (continued)
Equity One ABS, Inc.
	4.205% 04/25/34	5,050,000	4,542,273
First Plus Home Loan Trust
	7.720% 05/10/24	3,438	3,413
GMAC Mortgage Corp.
	4.865% 09/25/34(c)	4,130,000	1,987,833
	Total Asset-Backed Securities (cost of $24,170,050)		21,410,087
Municipal Bonds — 0.2%
CALIFORNIA — 0.1%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	2,820,000	2,962,466
CALIFORNIA TOTAL			2,962,466
VIRGINIA — 0.1%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	2,455,000	1,933,804
VIRGINIA TOTAL			1,933,804
	Total Municipal Bonds (cost of $5,274,754)		4,896,270
Collateralized Mortgage Obligations — 0.0%
AGENCY — 0.0%
Federal Home Loan Mortgage Corp.
	I.O.,
	5.500% 05/15/27	134,481	7,310
AGENCY TOTAL			7,310
	Total Collateralized Mortgage Obligations (cost of $6)		7,310

		Shares
Securities Lending Collateral — 19.0%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 2.626%) (i)	372,917,163	372,917,163
	Total Securities Lending Collateral (cost of $372,917,163)		372,917,163

		Par ($)(a)
Short-Term Obligation — 6.4%

	Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by a U.S. Government Agency Obligation maturing 01/29/13, market value $127,717,844 (repurchase proceeds $125,240,825)	125,213,000	125,213,000

	Par ($)(a)	Value ($)
Short-Term Obligation — (continued)

	Total Short-Term Obligation (cost of $125,213,000)	125,213,000

	Total Investments — 117.5% (cost of $2,327,810,570)(j)(k)	2,302,345,247

	Obligation to Return Collateral for Securities Loaned — (19.0)%	(372,917,163)

	Other Assets & Liabilities, Net — 1.5%	29,683,501

	Net Assets — 100.0%	1,959,111,585

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$724,838,290	$—
	Level 2 – Other Significant Observable Inputs	1,575,010,229	3,782,755
	Level 3 – Significant Unobservable Inputs	2,496,728	—
	Total	$2,302,345,247	$3,782,755

*	Other financial instruments consist of forward foreign currency exchange contracts, which are not included in the investment portfolio.

	The following table reconciles asset balances for the three month period ending August 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

			Investments in		Other Financial
			Securities		Instruments
	Balance as of June 1, 2008		$3,135,364		$—
	Accretion of Discounts/ Amortization of Premiums		—		—
	Realized loss		(4,271)		—
	Change in unrealized depreciation		(577,417)		—
	Net sales		(56,948)		—
	Transfers in and or out of Level 3		—		—
	Balance as of August 31, 2008		$2,496,728		$—

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At August 31, 2008, these securities, which are not illiquid, except for the following, amounted to $138,242,930, which represents 7.1% of net assets.

		Acquisition
	Security	Date	Par/Unit	Cost	Value
	ACE Cash Express, Inc. 10.250% 10/01/14	09/26/06	$1,550,000	$1,565,225	$1,154,750
	Local TV Finance LLC 9.250% 06/15/15	05/02/07	1,885,000	1,801,331	1,394,900
	Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	1,150,000	1,150,000	1,053,630
	Seminole Indian Tribe of Florida 7.804% 10/01/20	10/04/07	3,215,000	3,265,055	3,110,255
					$6,713,535

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(d)	All or a portion of this security was on loan at August 31, 2008. The total market value of securities on loan at August 31, 2008 is $364,700,410.

(e)	Zero coupon bond.

(f)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(g)	Loan participation agreement.

(h)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued.  At August 31, 2008, the value of this security was $1,136,275, which represents 0.1% of net assets.

(i)	Investment made with cash collateral received from securities lending activity.

(j)	Cost for federal income tax purposes is $2,356,825,376.

(k)	Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$49,981,102	$(104,461,231)	$(54,480,129)

Forward foreign currency exchange contracts outstanding on August 31, 2008 are:

				Unrealized
Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Appreciation (Depreciation)
CAD	$10,876,471	$11,004,821	09/08/08	$128,350
CAD	14,664,593	14,614,259	09/18/08	(50,334)
CAD	14,664,593	14,618,923	09/18/08	(45,670)
EUR	7,594,985	7,951,300	09/11/08	356,315
EUR	14,662,132	15,349,100	09/11/08	686,968
EUR	12,093,751	12,271,545	09/15/08	177,794
EUR	7,593,409	7,719,650	09/15/08	126,241
EUR	11,424,985	11,574,406	09/18/08	149,421
EUR	18,320,065	18,310,937	09/19/08	(9,128)
EUR	4,716,987	4,712,653	09/29/08	(4,334)
EUR	9,265,151	9,232,793	09/29/08	(32,358)
EUR	9,265,151	9,256,891	09/29/08	(8,260)
GBP	9,163,610	9,780,583	09/08/08	616,973
GBP	10,331,998	10,411,440	09/29/08	79,442
GBP	9,849,959	9,929,323	09/29/08	79,364
JPY	9,795,878	9,737,497	09/18/08	(58,381)
JPY	9,796,408	9,644,778	09/19/08	(151,630)
SEK	21,217,629	22,959,611	09/15/08	1,741,982
				$3,782,755

Acronym		Name

AUD		Australian Dollar
BRL		Brazilian Real
CAD		Canadian Dollar
EUR		Euro
GBP		British Pound
I.O.		Interest Only
JPY		Japanese Yen
NOK		Norwegian Krone

NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and
Principal of Securities
ZAR	South African Rand

Item  2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	October 22, 2008